Long-term bank loans - Principal repayments (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Current portion of long-term bank loans	$ 166,586	$ 156,701
Long-term bank loans, net of current portion and unamortized loan issuance costs	927,995	$ 932,554
Long-Term Debt [Member]
Debt Instrument [Line Items]
December 31, 2023	166,586
December 31, 2024	204,023
December 31, 2025	194,561
December 31, 2026	289,216
December 31, 2027	198,078
December 31, 2028 and thereafter	51,130
Total Long-term bank loans	1,103,594
Unamortized loan issuance costs	(9,013)
Total Long-term bank loans, net	1,094,581
Current portion of long-term bank loans	166,586
Long-term bank loans, net of current portion and unamortized loan issuance costs	$ 927,995